Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning Balance at Jan. 01, 2014	$ 3,703		$ 74,812	$ (243)	$ (70,866)
Beginning Balance, Shares at Jan. 01, 2014		1,258,245
Issuance of Ordinary Shares	1,742		1,742
Issuance of Ordinary Shares, Shares		498,560
Share-based compensation expense	285		285
Share-based compensation expense, Shares		45,887
Net income (loss)	(433)				(433)
Ending Balance at Dec. 31, 2014	5,297		76,839	(243)	(71,299)
Ending Balance, Shares at Dec. 31, 2014		1,802,692
Issuance of Ordinary Shares	760		760
Issuance of Ordinary Shares, Shares		385,511
Other comprehensive loss	(16)			(16)
Share-based compensation expense	130		130
Share-based compensation expense, Shares		4,065
Net income (loss)	334				334
Ending Balance at Dec. 31, 2015	6,505		77,729	(259)	(70,965)
Ending Balance, Shares at Dec. 31, 2015		2,192,268
Issuance of Ordinary Shares	1,283		1,283
Issuance of Ordinary Shares, Shares		570,284
Exercise of options	30		30
Exercise of options, Shares		10,000
Issuance of ordinary shares related to acquisition	298		298
Issuance of ordinary shares related to acquisition, Shares		162,734
Other comprehensive loss	(16)			(16)
Share-based compensation expense	124		124
Net income (loss)	360				360
Ending Balance at Dec. 31, 2016	$ 8,584		$ 79,464	$ (275)	$ (70,605)
Ending Balance, Shares at Dec. 31, 2016		2,935,286